LEASES (Schedule of future lease payments) (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Leases [Abstract]
Second half of 2022	$ 175
2023	324
2024 and after	623
Total future lease payments	1,122
Less imputed interest	(121)
Total lease liability balance	$ 1,001